100 Huntington Avenue Tower 2, Floor 3 Mail Stop CPH0326 Boston, MA 02116

May 21, 2015

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

RE:	Transamerica Partners Funds Group (the “Registrant”)

(File Nos. 033-61810; 811-07674)

Ladies and Gentlemen:

The Supplement is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the filing pursuant to Rule 497(c) of the Prospectus dated May 1, 2015, as filed electronically via EDGAR with the Securities and Exchange Commission on May 5, 2015 (Accession # 0001193125-15-172417).

Should you have any questions or comments regarding this filing, please contact the undersigned at (617) 662-3153.

Very truly yours,

/s/ Timothy Burdick
Timothy Burdick
Assistant Vice President and Associate Counsel State Street Bank and Trust Company